Share-Based Compensation - Summary of aggregate option activity (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of options
Options exercised (in shares)		16,397,050
Aggregate intrinsic value
Options exercised aggregate intrinsic value (in dollars)		$ 460,369	$ 786,170
Weighted average grant date fair value
Number of vested options cash settled	5,804,400	5,804,400
Number of cash settled RSUs	2,736,200
Fair value of vested options and Rsus	$ 823,226
Stock options
Number of options
Outstanding at beginning of the year (in shares)		160,800,982
Granted (in shares)		155,721,850
Forfeited (in shares)		(9,511,675)
Options exercised (in shares)		16,397,050	11,185,700
Outstanding at end of the year (in shares)		290,614,107	160,800,982
Exercisable on end of the year (in shares)		134,713,894
Vested or expected to vest (in shares)		290,614,107
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share)		$ 0.05
Forfeited (in dollars per share)		0.03
Exercised (in dollars per share)		0.03
Outstanding at end of the year (in dollars per share)		0.02	$ 0.05
Exercisable on end of the year (in dollars per share)		0.05
Vested or expected to vest (in dollars per share)		$ 0.02
Weighted average remaining contractual term
Outstanding at end of the year (in years)		6 years 7 months 13 days	4 years 10 months 28 days
Exercisable on end of the year (in years)		3 years 8 months 12 days
Vested or expected to vest (in years)		6 years 7 months 13 days
Aggregate intrinsic value
Outstanding at end of the year (in dollars)		$ 11,551,153	$ 8,667,606
Exercisable on end of the year (in dollars)		3,053,300
Vested or expected to vest (in dollars)		$ 11,551,153
Weighted average grant date fair value
Outstanding at beginning of the year (in dollars per share)		$ 0.03
Granted (in dollars per share)		0.10	$ 0.09
Forfeited (in dollars per share)		0.09
Exercised (in dollars per share)		0.02
Outstanding at end of the year (in dollars per share)		0.06	$ 0.03
Options exercisable (in dollars per share)		0.03
Vested or expected to vest (in dollars per share)		$ 0.06
Unrecognized compensation cost related to non-vested stock options		$ 11,900,156
Weighted-average recognition period for unrecognized compensation cost		3 years 2 months 15 days
Share-based compensation expense		$ 3,254,051	$ 533,482	$ 779,582
Restricted share units
Number of options
Vested or expected to vest (in shares)		37,740,804
Weighted average exercise price
Vested or expected to vest (in dollars per share)		$ 0.20
Weighted average grant date fair value
Unrecognized compensation cost related to non-vested stock options		$ 3,850,487
Weighted-average recognition period for unrecognized compensation cost		1 year 10 months 20 days
Share-based compensation expense		$ 2,030,774	$ 3,041,099	$ 1,566,975